Long-term assets - E.1.1. Accounting for intangible assets (Details)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Period for which item is expensed (less than)	1 year
New fiber cable
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	15 years
Bottom of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	1 year
Bottom of range | Customer lists
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	4 years
Bottom of range | IRUs
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	12 years
Top of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	15 years
Top of range | Customer lists
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	20 years
Top of range | IRUs
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	15 years